Contingencies and Commitments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Contingencies and Commitments
29	Contingencies and commitments

i)	Contingencies
The Group is involved in multiple legal proceedings in the countries in which it operates. These legal proceedings relate to a range of matters including personal injury or property damage cases, employment or labor-related disputes, contractual disputes with suppliers or commercial partners, disputes with third parties and regulatory inquiries and proceedings relating to compliance with competition, privacy or other applicable regulations.
As at December 31, 2021, in view of the uncertainty of the outcome of these proceedings, with the exception of certain specific legal claims (see Note 15), provisions for such claims have not been recognized as the Group does not consider these proceedings to result in obligations or in the outflow of resources.
These possible obligations include:

a)
an internal investigation into potential violations of certain anti-corruption laws relating to the Group’s operations in one of the countries in which it operates. The Group has voluntarily self-reported the potential violations to the U.S. Department of Justice. As at December 31, 2021, in view of the uncertainty of the outcome of this matter, the Group does not consider it to result in a present obligation that will give rise to probable outflow of resources that can be reliably estimated; and

b)
a tax audit on matters of withholding tax by the local tax office in one of the countries in which the Group operates. As at December 31, 2021, in view of the uncertainty of the outcome of this matter, the Group does not consider it to result in a present obligation that will give rise to probable outflow of resources that can be reliably estimated.

Subsequent to the end of the financial year, in March 2022, two putative shareholder class action lawsuits were filed against the Company and certain of its officers in the U.S. District Court for the Southern District of New York. As these cases are still in a preliminary stage, in view of the uncertainty of the outcome of this matter, the Group does not consider it to result in a present obligation that will give rise to probable outflow of resources that can be reliably estimated.

ii)	Commitments
The Group has entered into
non-cancellable
contracts which mainly pertain to purchase of data processing and technology platform infrastructure services. The following table summarizes significant contractual obligations and commitments as of December 31, 2021:

	Payments due by period
	Total	Less than 1 year	1 to 5 years
(in $ millions)	$	$	$
Non-cancellable purchase obligations	544	299	245